Reinsurance (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2005	Dec. 31, 2014 item	Dec. 31, 2013
Reinsurance recoverables
Reinsurance recoverables		2,154,208	$ 1,837,380
Forethought Life Insurance Company
Reinsurance recoverables
Period of time entity obligated to discontinue writing new preneed insurance policies	10 years
FFG division | The Hartford
Reinsurance recoverables
Reinsurance recoverables		575,625	585,108
FFG division | The Hartford | Minimum
Reinsurance recoverables
Number of reinsurer insolvency for making company responsible for administering reinsurance business		1
LTC Operations | John Hancock
Reinsurance recoverables
Reinsurance recoverables		1,469,893	$ 1,143,731